Share-Based Compensation - Fair Value Assumption (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Stock options granted (shares)	1,168,754
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Dividend yield	0.00%	0.00%
Expected volatility, minimum (as a percent)	62.00%	79.40%
Expected volatility, maximum (as a percent)	79.99%	80.00%
Risk-free rate, minimum (as a percent)	1.255%	1.81%
Risk-free rate, maximum (as a percent)	2.09%	2.015%
Expected term	6 years	6 years
Forfeiture rate	5.00%	5.00%
Stock options granted (shares)	1,168,754	17,358.5
Weighted average grant date fair value (usd per share)	$ 1.96	$ 11.36
Fair value of grants	$ 2,293	$ 197